Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Recorded investment
Recorded investment, with a specific allowance	SFr 1,522		SFr 1,470
Recorded investment, without specific allowance	513		722
Gross impaired loans	2,035	SFr 2,148	2,192
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,430		1,378
Unpaid principal balance, without specific allowance	513		722
Unpaid principal balance	1,943		2,100
Associated specific allowance	576		608
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	960		941
Recorded investment, without specific allowance	427		574
Gross impaired loans	1,387		1,515
Unpaid principal balance
Unpaid principal balance, with a specific allowance	917		899
Unpaid principal balance, without specific allowance	427		574
Unpaid principal balance	1,344		1,473
Associated specific allowance	446		462
Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	87		82
Recorded investment, without specific allowance	47		40
Gross impaired loans	134		122
Unpaid principal balance
Unpaid principal balance, with a specific allowance	79		73
Unpaid principal balance, without specific allowance	47		40
Associated specific allowance	10		10
Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	786		773
Recorded investment, without specific allowance	379		534
Gross impaired loans	1,165		1,307
Unpaid principal balance
Unpaid principal balance, with a specific allowance	756		742
Unpaid principal balance, without specific allowance	379		534
Associated specific allowance	366		401
Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	87		86
Recorded investment, without specific allowance	1		0
Gross impaired loans	88		86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	82		84
Unpaid principal balance, without specific allowance	1		0
Associated specific allowance	70		51
Consumer
Recorded investment
Recorded investment, with a specific allowance	562		529
Recorded investment, without specific allowance	86		148
Gross impaired loans	648		677
Unpaid principal balance
Unpaid principal balance, with a specific allowance	513		479
Unpaid principal balance, without specific allowance	86		148
Unpaid principal balance	599		627
Associated specific allowance	130		146
Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	313		278
Recorded investment, without specific allowance	83		144
Gross impaired loans	396		422
Unpaid principal balance
Unpaid principal balance, with a specific allowance	297		262
Unpaid principal balance, without specific allowance	83		144
Associated specific allowance	22		21
Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	74		77
Recorded investment, without specific allowance	0		1
Gross impaired loans	74		78
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63		63
Unpaid principal balance, without specific allowance	0		1
Associated specific allowance	18		35
Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	175		174
Recorded investment, without specific allowance	3		3
Gross impaired loans	178		177
Unpaid principal balance
Unpaid principal balance, with a specific allowance	153		154
Unpaid principal balance, without specific allowance	3		3
Associated specific allowance	90		90
Bank
Recorded investment
Recorded investment, with a specific allowance	1,510		1,458
Recorded investment, without specific allowance	513		722
Gross impaired loans	2,023		2,180
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,419		1,366
Unpaid principal balance, without specific allowance	513		722
Unpaid principal balance	1,932		2,088
Associated specific allowance	575		607
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	948		929
Recorded investment, without specific allowance	427		574
Gross impaired loans	1,375		1,503
Unpaid principal balance
Unpaid principal balance, with a specific allowance	906		887
Unpaid principal balance, without specific allowance	427		574
Unpaid principal balance	1,333		1,461
Associated specific allowance	445		461
Bank | Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	87		82
Recorded investment, without specific allowance	47		40
Gross impaired loans	134		122
Unpaid principal balance
Unpaid principal balance, with a specific allowance	79		73
Unpaid principal balance, without specific allowance	47		40
Associated specific allowance	10		10
Bank | Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	774		761
Recorded investment, without specific allowance	379		534
Gross impaired loans	1,153		1,295
Unpaid principal balance
Unpaid principal balance, with a specific allowance	745		730
Unpaid principal balance, without specific allowance	379		534
Associated specific allowance	365		400
Bank | Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	87		86
Recorded investment, without specific allowance	1		0
Gross impaired loans	88		86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	82		84
Unpaid principal balance, without specific allowance	1		0
Associated specific allowance	70		51
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	562		529
Recorded investment, without specific allowance	86		148
Gross impaired loans	648		677
Unpaid principal balance
Unpaid principal balance, with a specific allowance	513		479
Unpaid principal balance, without specific allowance	86		148
Unpaid principal balance	599		627
Associated specific allowance	130		146
Bank | Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	313		278
Recorded investment, without specific allowance	83		144
Gross impaired loans	396		422
Unpaid principal balance
Unpaid principal balance, with a specific allowance	297		262
Unpaid principal balance, without specific allowance	83		144
Associated specific allowance	22		21
Bank | Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	74		77
Recorded investment, without specific allowance	0		1
Gross impaired loans	74		78
Unpaid principal balance
Unpaid principal balance, with a specific allowance	63		63
Unpaid principal balance, without specific allowance	0		1
Associated specific allowance	18		35
Bank | Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	175		174
Recorded investment, without specific allowance	3		3
Gross impaired loans	178		177
Unpaid principal balance
Unpaid principal balance, with a specific allowance	153		154
Unpaid principal balance, without specific allowance	3		3
Associated specific allowance	SFr 90		SFr 90